Fair value of SBA loans and the sensitivity to immediate changes in those assumptions (Detail) (Commercial Loans [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commercial Loans [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Servicing Asset at Amortized Cost	$ 260	$ 440
Interests Continued To Be Held By Transferor Fair Value	1,016	1,609
Weighted average life (in years)	0 years 0 months 1022 days	0 years 0 months 1095 days
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Prepayment Speed	7.90%	7.20%
Impact on fair value of 10% adverse change	(18)	(27)
Impact on fair value of 20% adverse change	(38)	(56)
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Discount Rate	13.00%	13.00%
Impact on fair value of 10% adverse change	(28)	(46)
Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets, Impact of 20 Percent Adverse Change in Discount Rate	$ (57)	$ (94)